Basis of Presentation and General Information (Details)	1 Months Ended	3 Months Ended	4 Months Ended	6 Months Ended	7 Months Ended
	Jan. 23, 2017	Apr. 11, 2017	May 11, 2017	Jun. 22, 2017	Jul. 21, 2017	Aug. 29, 2017
Stockholders' Equity, Reverse Stock Split	1-for-8 reverse stock split of the Company's common shares, with which four fractional shares were cashed out	1-for-4 reverse stock split of the Company's common shares, with which two fractional shares were cashed out	1-for-7 reverse stock split of the Company's common shares, with which three fractional shares were cashed out	1-for-5 reverse stock split of the Company's common shares, with which two fractional shares were cashed out	1-for-7 reverse stock split of the Company's common shares, with which two fractional shares were cashed out
Heidmar Holdings LLC
Ownership interest						49.00%